UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5448

TOTAL RETURN VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2010

Total Return Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 59.6%
Aerospace - 4.4%
Goodrich Corp.	1,770	$124,806
Honeywell International, Inc.	5,620	254,417
Lockheed Martin Corp.	23,590	1,963,160
Northrop Grumman Corp.	11,110	728,483
Precision Castparts Corp.	1,300	164,723
United Technologies Corp.	18,780	1,382,396

		$4,617,985

Alcoholic Beverages - 0.8%
Diageo PLC	38,096	$639,386
Heineken N.V.	3,120	160,344

		$799,730

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	12,870	$945,945

Automotive - 0.2%
Johnson Controls, Inc.	7,450	$245,776

Broadcasting - 1.5%
Omnicom Group, Inc.	14,530	$563,909
Time Warner, Inc.	4,100	128,207
Walt Disney Co.	24,690	861,928

		$1,554,044

Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	13,510	$252,502
Deutsche Boerse AG	1,840	136,388
Franklin Resources, Inc.	1,790	198,511

		$587,401

Business Services - 1.2%
Accenture Ltd., “A”	14,870	$623,797
Dun & Bradstreet Corp.	2,510	186,794
Visa, Inc., “A”	1,830	166,585
Western Union Co.	18,790	318,678

		$1,295,854

Cable TV - 0.2%
Comcast Corp., “Special A”	11,050	$198,569

Chemicals - 1.5%
3M Co.	8,900	$743,773
Monsanto Co.	1,950	139,269
PPG Industries, Inc.	10,040	656,616

		$1,539,658

Computer Software - 0.7%
Oracle Corp.	30,200	$775,838

Computer Software - Systems - 1.4%
Dell, Inc. (a)	13,720	$205,937
Hewlett-Packard Co.	12,190	647,899
International Business Machines Corp.	5,130	657,923

		$1,511,759

Construction - 0.5%
Pulte Homes, Inc. (a)	10,820	$121,725
Sherwin-Williams Co.	4,590	310,651
Stanley Black & Decker, Inc.	2,663	152,883

		$585,259

Consumer Products - 1.2%
Clorox Co.	3,310	$212,303
Kimberly-Clark Corp.	1,560	98,093
Procter & Gamble Co.	14,843	939,117

		$1,249,513

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	2,790	$170,999

Electrical Equipment - 1.1%
Danaher Corp.	6,350	$507,429
General Electric Co.	9,500	172,900
Tyco Electronics Ltd.	9,050	248,694
W.W. Grainger, Inc.	2,180	235,702

		$1,164,725

Electronics - 0.7%
First Solar, Inc. (a)	490	$60,099
Intel Corp.	31,780	707,423

		$767,522

Energy - Independent - 2.7%
Anadarko Petroleum Corp.	4,680	$340,844
Apache Corp.	12,250	1,243,375
Devon Energy Corp.	4,800	309,264
EOG Resources, Inc.	4,800	446,112
Noble Energy, Inc.	4,490	327,770
Occidental Petroleum Corp.	2,640	223,186

		$2,890,551

Energy - Integrated - 4.5%
Chevron Corp.	13,495	$1,023,326
ConocoPhillips	2,710	138,671
Exxon Mobil Corp.	24,662	1,651,861
Hess Corp.	8,700	544,185
Marathon Oil Corp.	9,310	294,568
TOTAL S.A., ADR	18,170	1,054,223

		$4,706,834

Engineering - Construction - 0.2%
Fluor Corp.	3,810	$177,203

Food & Beverages - 3.2%
Campbell Soup Co.	6,330	$223,766
General Mills, Inc.	5,910	418,369
Groupe Danone	2,755	165,958
J.M. Smucker Co.	4,662	280,932
Kellogg Co.	5,740	306,688
Nestle S.A.	21,687	1,110,677
PepsiCo, Inc.	13,230	875,297

		$3,381,687

Food & Drug Stores - 1.1%
CVS Caremark Corp.	14,754	$539,406
Kroger Co.	15,195	329,124
Walgreen Co.	8,020	297,462

		$1,165,992

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,670	$77,889

General Merchandise - 0.9%
Kohl’s Corp. (a)	2,670	$146,263
Target Corp.	7,250	381,350
Wal-Mart Stores, Inc.	6,820	379,192

		$906,805

Health Maintenance Organizations - 0.1%
WellPoint, Inc. (a)	1,860	$119,747

Insurance - 4.2%
ACE Ltd.	6,140	$321,122
Aflac, Inc.	2,830	153,641
Allstate Corp.	12,870	415,830
Aon Corp.	6,160	263,094
Chubb Corp.	3,850	199,623
MetLife, Inc.	36,570	1,584,944
Prudential Financial, Inc.	11,650	704,825
Travelers Cos., Inc.	13,830	745,990

		$4,389,069

Internet - 0.2%
Google, Inc., “A” (a)	290	$164,433

Leisure & Toys - 0.2%
Hasbro, Inc.	7,050	$269,874

Machinery & Tools - 0.4%
Eaton Corp.	5,030	$381,123

Major Banks - 8.4%
Bank of America Corp.	51,120	$912,492
Bank of New York Mellon Corp.	51,404	1,587,356
Goldman Sachs Group, Inc.	8,600	1,467,418
JPMorgan Chase & Co.	49,712	2,224,612
PNC Financial Services Group, Inc.	7,860	469,242
Regions Financial Corp.	33,080	259,678
State Street Corp.	18,090	816,583
Wells Fargo & Co.	36,930	1,149,262

		$8,886,643

Medical & Health Technology & Services - 0.1%
DaVita, Inc. (a)	2,170	$137,578

Medical Equipment - 1.9%
Becton, Dickinson & Co.	6,200	$488,126
Medtronic, Inc.	15,250	686,708
St. Jude Medical, Inc. (a)	8,570	351,799
Thermo Fisher Scientific, Inc. (a)	2,170	111,625
Waters Corp. (a)	5,220	352,559

		$1,990,817

Metals & Mining - 0.1%
United States Steel Corp.	2,550	$161,976

Natural Gas - Distribution - 0.2%
Sempra Energy	3,980	$198,602

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	8,720	$201,432

Network & Telecom - 0.4%
Cisco Systems, Inc. (a)	8,310	$216,309
Nokia Corp., ADR	11,190	173,893

		$390,202

Oil Services - 0.5%
Halliburton Co.	3,900	$117,507
National Oilwell Varco, Inc.	5,970	242,263
Schlumberger Ltd.	1,980	125,651

		$485,421

Other Banks & Diversified Financials - 0.1%
Northern Trust Corp.	2,170	$119,914

Pharmaceuticals - 4.1%
Abbott Laboratories	19,540	$1,029,367
GlaxoSmithKline PLC	6,960	133,659
Johnson & Johnson	24,540	1,600,008
Merck & Co., Inc.	12,090	451,562
Pfizer, Inc.	57,757	990,533
Roche Holding AG	710	115,146

		$4,320,275

Railroad & Shipping - 0.1%
Canadian National Railway Co.	2,550	$154,505

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	7,550	$558,323

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	6,800	$285,056
Home Depot, Inc.	6,470	209,305
Staples, Inc.	14,430	337,518

		$831,879

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	383,780	$885,226

Telephone Services - 1.9%
AT&T, Inc.	68,914	$1,780,738
CenturyTel, Inc.	5,755	204,072

		$1,984,810

Tobacco - 1.7%
Altria Group, Inc.	3,220	$66,074
Lorillard, Inc.	2,590	194,872
Philip Morris International, Inc.	30,480	1,589,837

		$1,850,783

Trucking - 0.2%
United Parcel Service, Inc., “B”	3,290	$211,909

Utilities - Electric Power - 2.7%
American Electric Power Co., Inc.	6,190	$211,574
CMS Energy Corp.	5,610	86,731
Dominion Resources, Inc.	15,734	646,825
Entergy Corp.	3,370	274,150
FPL Group, Inc.	6,480	313,178
Northeast Utilities	2,220	61,361

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
NRG Energy, Inc. (a)	7,640	$159,676
PG&E Corp.	8,710	369,478
PPL Corp.	10,450	289,570
Public Service Enterprise Group, Inc.	15,530	458,446

		$2,870,989

Total Common Stocks		$62,883,068

BONDS - 38.8%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$62,807

Asset Backed & Securitized - 3.0%
Anthracite Ltd., “A”, CDO, FRN, 0.697%, 2017 (z)	$113,500	$102,150
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2051	210,000	203,767
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)	197,554	71,614
BlackRock Capital Finance LP, 7.75%, 2026 (n)	30,581	4,346
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	320,000	318,668
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	130,000	125,841
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	2,626	2,599
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	56,421
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	152,515	136,670
Crest G-Star, CDO, FRN, 0.721%, 2016	263,824	254,273
GE Commercial Mortgage Corp., FRN, 5.333%, 2044	130,000	112,228
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	103,335	54,894
HSBC Credit Card Master Note Trust, FRN, 0.78%, 2013	185,000	184,786
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	142,001
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	98,571
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	65,576	63,173
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.236%, 2041	39,903	41,349
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	110,000	112,906
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.874%, 2045	110,000	113,561
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	200,000	191,780
Merrill Lynch Mortgage Trust, FRN, 5.827%, 2050	84,000	20,593
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	152,515	139,779
Morgan Stanley Capital I, Inc., FRN, 0.545%, 2030 (i)(n)	1,174,104	32,180
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	75,078
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	129,000	41,549
Spirit Master Funding LLC, 5.05%, 2023 (z)	155,145	130,474
Structured Asset Securities Corp., FRN, 4.67%, 2035	63,255	57,197
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	245,000	228,411

		$3,116,859

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$99,000	$117,326

Building - 0.0%
CRH America, Inc., 6.95%, 2012	$23,000	$25,005

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$115,000	$121,589
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	132,485

		$254,074

Computer Software - 0.1%
Adobe Systems, Inc., 3.25%, 2015	$28,000	$28,111
Adobe Systems, Inc., 4.75%, 2020	49,000	48,130

		$76,241

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$222,709

Consumer Products - 0.2%
Fortune Brands, Inc., 5.125%, 2011	$154,000	$158,412

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$165,000	$176,393

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$107,128

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$140,824

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019	$66,000	$77,385

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - continued
Qtel International Finance Ltd., 7.875%, 2019 (n)	$100,000	$115,574

		$192,959

Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$122,297
Ocean Energy, Inc., 7.25%, 2011	95,000	102,819

		$225,116

Energy - Integrated - 0.3%
Hess Corp., 8.125%, 2019	$20,000	$24,379
Husky Energy, Inc., 5.9%, 2014	69,000	75,091
Husky Energy, Inc., 7.25%, 2019	71,000	82,239
Petro-Canada, 6.05%, 2018	148,000	159,339

		$341,048

Food & Beverages - 0.3%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$110,000	$139,191
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	48,000	54,836
Miller Brewing Co., 5.5%, 2013 (n)	126,000	134,902

		$328,929

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$121,288

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$99,064

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$133,000	$113,250
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	107,360
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	42,367

		$262,977

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$185,000	$186,129
Chubb Corp., 6.375% to 2017, FRN to 2067	200,000	201,250

		$387,379

International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$110,000	$111,403
ING Bank N.V., 3.9%, 2014 (n)	110,000	115,461
Irish Life & Permanent PLC, 3.6%, 2013 (n)	100,000	99,790
KFW International Finance, Inc., 4.875%, 2019	120,000	128,742
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	200,000	204,193
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	107,000	111,016

		$770,605

Local Authorities - 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$95,000	$107,730
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	90,000	104,799

		$212,529

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$93,291

Major Banks - 1.6%
Bank of America Corp., 7.375%, 2014	$40,000	$44,982
Bank of America Corp., 7.625%, 2019	60,000	68,632
Commonwealth Bank of Australia, 5%, 2019 (n)	60,000	60,302
Credit Suisse New York, 5.5%, 2014	120,000	130,612
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	115,000	119,169
Goldman Sachs Group, Inc., 6%, 2014	70,000	76,649
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	103,495
JPMorgan Chase & Co., 6.3%, 2019	100,000	110,356
JPMorgan Chase Capital XXVII, 7%, 2039	60,000	61,230
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	107,670
Morgan Stanley, 5.75%, 2016	100,000	103,965
Morgan Stanley, 6.625%, 2018	140,000	149,321
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	100,000	99,155
PNC Funding Corp., 5.625%, 2017	90,000	92,865
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	204,620
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	101,616
Wachovia Corp., 5.25%, 2014	81,000	85,081

		$1,719,720

Medical & Health Technology & Services - 0.3%
Cardinal Health, Inc., 5.8%, 2016	$75,000	$79,016
CareFusion Corp., 6.375%, 2019	100,000	109,355
Hospira, Inc., 5.55%, 2012	50,000	53,174
Hospira, Inc., 6.05%, 2017	93,000	99,889

		$341,434

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$155,000	$162,705

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage Backed - 14.2%
Fannie Mae, 4.01%, 2013	$17,845	$18,692
Fannie Mae, 4.6%, 2014	95,640	101,783
Fannie Mae, 4.63%, 2014	44,332	47,188
Fannie Mae, 4.841%, 2014	56,968	60,932
Fannie Mae, 4.56%, 2015	36,991	39,134
Fannie Mae, 4.78%, 2015	37,201	39,629
Fannie Mae, 4.921%, 2015	91,599	98,355
Fannie Mae, 5.09%, 2016	40,000	43,070
Fannie Mae, 5.5%, 2016 - 2035	3,085,365	3,279,602
Fannie Mae, 4.989%, 2017	81,050	87,028
Fannie Mae, 5.05%, 2017	38,908	41,830
Fannie Mae, 6%, 2017 - 2037	1,728,384	1,867,666
Fannie Mae, 4.5%, 2018 - 2035	400,059	412,447
Fannie Mae, 5%, 2018 - 2039	1,714,699	1,787,245
Fannie Mae, 6.5%, 2031 - 2037	603,067	666,789
Fannie Mae, 7.5%, 2031	16,079	18,210
Freddie Mac, 6%, 2016 - 2037	805,154	872,672
Freddie Mac, 4.5%, 2018 - 2039	1,041,744	1,069,493
Freddie Mac, 5%, 2018 - 2039	1,784,899	1,852,841
Freddie Mac, 5.085%, 2019	106,000	112,051
Freddie Mac, 5.5%, 2021 - 2035	629,761	668,830
Freddie Mac, 6.5%, 2034 - 2037	248,483	271,681
Ginnie Mae, 4.5%, 2033 - 2034	93,289	95,130
Ginnie Mae, 5%, 2033 - 2039	725,262	755,990
Ginnie Mae, 5.5%, 2033 - 2035	330,558	352,336
Ginnie Mae, 6%, 2033 - 2038	310,429	334,747

		$14,995,371

Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$55,000	$62,731
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	75,056
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	185,000	224,065

		$361,852

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$128,247
Enterprise Products Operating LLC, 6.5%, 2019	76,000	83,984
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	173,360
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	82,028
Spectra Energy Capital LLC, 8%, 2019	53,000	62,476

		$530,095

Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$110,000	$115,637
Telecom Italia Capital, 5.25%, 2013	60,000	62,846
Telefonica Europe B.V., 7.75%, 2010	38,000	39,149
Verizon New York, Inc., 6.875%, 2012	196,000	213,415

		$431,047

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$120,288

Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 2016	$96,000	$100,260
Capital One Financial Corp., 6.15%, 2016	130,000	134,872
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	118,000	136,751
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	88,534
Svenska Handelsbanken AB, 4.875%, 2014 (n)	120,000	126,308
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	171,000
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	224,109

		$981,834

Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$160,000	$178,455
Pfizer, Inc., 7.2%, 2039	50,000	60,979
Roche Holdings, Inc., 6%, 2019 (n)	160,000	176,820

		$416,254

Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$6,000	$6,312

Real Estate - 0.2%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$43,046
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	180,035
WEA Finance LLC, REIT, 6.75%, 2019 (n)	31,000	33,080

		$256,161

Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$48,000	$46,581
Limited Brands, Inc., 5.25%, 2014	99,000	99,000
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	185,351

		$330,932

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$80,000	$81,316

Telecommunications - Wireless - 0.2%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$105,000	$109,834
Rogers Communications, Inc., 6.8%, 2018	132,000	150,156

		$259,990

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$74,000	$79,484

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$98,000	$101,032

U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$152,000	$163,309
Small Business Administration, 4.35%, 2023	27,215	28,299
Small Business Administration, 4.77%, 2024	70,690	74,169
Small Business Administration, 5.18%, 2024	113,898	120,404
Small Business Administration, 5.52%, 2024	172,539	183,388
Small Business Administration, 4.99%, 2024	94,099	98,842
Small Business Administration, 4.95%, 2025	68,499	72,236

		$740,647

U.S. Treasury Obligations - 9.7%
U.S. Treasury Bonds, 2%, 2013 $	197,000	$197,339
U.S. Treasury Bonds, 4.75%, 2017	146,000	159,699
U.S. Treasury Bonds, 8.5%, 2020	50,000	69,156
U.S. Treasury Bonds, 8%, 2021	37,000	50,413
U.S. Treasury Bonds, 6%, 2026	125,000	147,422
U.S. Treasury Bonds, 6.75%, 2026	32,000	40,645
U.S. Treasury Bonds, 5.25%, 2029	137,000	149,073
U.S. Treasury Bonds, 5.375%, 2031	220,000	243,375
U.S. Treasury Bonds, 4.5%, 2036	94,000	91,812
U.S. Treasury Bonds, 5%, 2037	552,000	581,239
U.S. Treasury Bonds, 4.5%, 2039	248,600	240,054
U.S. Treasury Notes, 1.5%, 2010	321,000	323,232
U.S. Treasury Notes, 0.875%, 2011	776,000	779,183
U.S. Treasury Notes, 5.125%, 2011	941,000	994,519
U.S. Treasury Notes, 4.125%, 2012	683,000	729,956
U.S. Treasury Notes, 3.875%, 2013	614,000	655,205
U.S. Treasury Notes, 3.5%, 2013	420,000	443,822
U.S. Treasury Notes, 3.125%, 2013	57,000	59,436
U.S. Treasury Notes, 2.75%, 2013	1,190,000	1,224,491
U.S. Treasury Notes, 1.5%, 2013	280,000	274,837
U.S. Treasury Notes, 1.875%, 2014	1,205,000	1,190,409
U.S. Treasury Notes, 4.75%, 2014	150,000	165,609
U.S. Treasury Notes, 2.625%, 2016	68,000	66,831
U.S. Treasury Notes, 3.75%, 2018	1,308,000	1,317,912

		$10,195,669

Utilities - Electric Power - 1.3%
Bruce Mansfield Unit, 6.85%, 2034	$208,271	$212,881
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	184,680
Exelon Generation Co. LLC, 6.25%, 2039	80,000	80,896
MidAmerican Funding LLC, 6.927%, 2029	154,000	168,858
Oncor Electric Delivery Co., 7%, 2022	152,000	173,280
PSEG Power LLC, 6.95%, 2012	111,000	122,458
PSEG Power LLC, 5.32%, 2016 (n)	91,000	94,872
System Energy Resources, Inc., 5.129%, 2014 (z)	45,945	46,677
Waterford 3 Funding Corp., 8.09%, 2017	264,256	265,741

		$1,350,343

Total Bonds		$40,955,449

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	955,331	$955,331

Total Investments		$104,793,848

OTHER ASSETS, LESS LIABILITIES - 0.7%		753,447

NET ASSETS - 100.0%		$105,553,016

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

Total Return Variable Account

(a)	Non-income producing security.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,179,929 representing 3.0% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.697%, 2017	3/19/10	$105,011	$102,150
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	197,554	71,614
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	153,145	130,474
System Energy Resources, Inc., 5.129%, 2014	4/16/04	45,945	46,677

Total Restricted Securities			$350,915
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Total Return Variable Account

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable account’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the variable account’s assets or liabilities:

Total Return Variable Account

Supplemental Information (Unaudited) 3/31/10 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$62,883,068	$—	$—	$62,883,068
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	10,999,123	—	10,999,123
Non-U.S. Sovereign Debt	—	1,044,880	—	1,044,880
Municipal Bonds	—	361,852	—	361,852
Corporate Bonds	—	7,855,460	—	7,855,460
Residential Mortgage-Backed Securities	—	15,287,458	—	15,287,458
Commercial Mortgage-Backed Securities	—	2,211,950	—	2,211,950
Asset-Backed Securities (including CDOs)	—	612,822	—	612,822
Foreign Bonds	—	2,581,904	—	2,581,904
Mutual Funds	955,331	—	—	955,331

Total Investments	$63,838,399	$40,955,449	$—	$104,793,848

For further information regarding security characteristics, see the Portfolio of Investments

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	654,933	5,215,055	(4,914,657)	955,331

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$333	$955,331

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.